INCOME TAXES (Narrative) (Details)	12 Months Ended
Mar. 31, 2016 USD ($) mo
Income Taxes 1	$ 1,839,442
Income Taxes 2	$ 12,616,000
Income Taxes 3	50.00%
Income Taxes 4 | mo	12